Note 14 - Employee Benefits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017
Minimum Age Required for Defined Contribution Plan Eligibility (Year)	18 years
Defined Contribution Plan, Employer Contribution, Percent of Annual Salary of Employee	50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 19,500	$ 19,000	$ 18,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	25.00%
Maximum Contribution Percent by Participant	8.00%
Defined Contribution Plan, Cost	$ 200,000	200,000	200,000
Employee Stock Ownership Plan (ESOP), Debt Structure Direct Original Loan Amount	$ 6,100,000
Employee Stock Ownership Plan (ESOP), Shares Purchased (in shares)	912,866
Employee Stock Ownership Plan (ESOP), Debt Structure Indirect Original Loan Amount	$ 1,500,000
Employee Stock Ownership Plan (ESOP), Additional Shares Purchased (in shares)	76,933
Employee Stock Ownership Plan (ESOP), Interest Rate on Loan	7.52%
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	$ 500,000	500,000	500,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 400,000	$ 500,000	$ 500,000
Minimum Age Required to be Eligible to Participate in Employee Stock Option Option Plan (Year)	18 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period (Year)	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	0	0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)	21,484
The 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in shares)	34,229
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 11.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 4.04
The 2009 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)	0	3,102	7,340				14,881
The 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	375,000
Shares Available for Issuance, Number of Shares for Each Share of Restricted Stock (in shares)	1.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	0
The 2017 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)	21,484	14,787	7,224				2,280
Pentegra DB Plan [Member]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 300,000	$ 300,000	$ 100,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	5.00%
Defined Benefit Plan, Funded Percentage				85.26%	87.67%	89.86%